Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - UK banking business disposal group income statement (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Statement
Net interest income		£ 3,160,000,000	£ 3,907,000,000		£ 3,130,000,000
Net fee and commission income		5,659,000,000	5,672,000,000		5,607,000,000
Net trading income		7,076,000,000	4,073,000,000		4,364,000,000
Net investment (expense)/income		(121,000,000)	420,000,000		394,000,000
Other income		4,000,000	79,000,000		105,000,000
Total income		15,778,000,000	14,151,000,000		13,600,000,000
Credit impairment charges		(3,377,000,000)	(1,202,000,000)		(643,000,000)
Net operating income		12,401,000,000	12,949,000,000		12,957,000,000
Staff costs		(4,365,000,000)	(4,565,000,000)		(4,874,000,000)
Administration and general expenses		(4,202,000,000)	(4,318,000,000)		(4,224,000,000)
Operating expenses		(9,459,000,000)	(9,982,000,000)		(11,739,000,000)
Profit/(loss) before tax		3,075,000,000	3,112,000,000	[1]	1,286,000,000	[1]
Taxation		(624,000,000)	(332,000,000)		(229,000,000)
Profit after tax		2,451,000,000	2,780,000,000		1,010,000,000
Attributable to:
Equity holders of the parent		2,451,000,000	2,780,000,000		1,010,000,000
Profit/(loss) after tax		2,451,000,000	£ 2,780,000,000		1,010,000,000
UK Banking Business [member] | Barclays Bank UK PLC [member]
Income Statement
Net interest income	£ 0	0			1,449,000,000
Net fee and commission income	0	0			296,000,000
Net trading income	0	0			(5,000,000)
Net investment (expense)/income	0	0			6,000,000
Other income	0	0			2,000,000
Total income	0	0			1,748,000,000
Credit impairment charges	0	0			(201,000,000)
Net operating income	0	0			1,547,000,000
Staff costs	0	0			(321,000,000)
Administration and general expenses	0	0			(1,135,000,000)
Operating expenses	0	0			(1,456,000,000)
Profit/(loss) before tax	0	0			91,000,000
Taxation	0	0			(138,000,000)
Profit after tax	0	0			(47,000,000)
Attributable to:
Equity holders of the parent	0	0			(47,000,000)
Profit/(loss) after tax	£ 0	£ 0			£ (47,000,000)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.